Expense Example - American Century ETF Trust - Avantis Total Equity Markets ETF - Avantis Total Equity Markets ETF Class	Jul. 09, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 19
Expense Example, with Redemption, 3 Years	$ 61